Lease - Schedule of Operating Lease Right-of-use Assets and Lease Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Assets:
Operating lease right-of-use assets, net	$ 93,806		$ 132,606
Liabilities:
Lease liabilities	89,414		80,412
Lease liabilities	10,196		53,350
Total lease liabilities	$ 99,610		$ 133,762
Operating leases – office space	1 year 29 days
Weighted-average discount rate:
Operating leases	4.80%
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$ 34,152	$ 0